UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

______________________________________________________

HUBER SELECT LARGE CAP VALUE FUND

HUBER SMALL CAP VALUE FUND

HUBER LARGE CAP VALUE FUND

HUBER MID CAP VALUE FUND

Investor Class
Institutional Class

______________________________________________________

ANNUAL REPORT
October 31, 2022

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Summary	6
Expense Example	11
Sector Allocation of Portfolio Assets	14
Schedules of Investments	16
Statements of Assets and Liabilities	28
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	42
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	66
Notice to Shareholders	67
Statement Regarding Liquidity Risk Management Program	68
Information about Trustees and Officers	69
Householding	73
Privacy Notice	74

December 14, 2022

Dear Shareholder:

The twelve-month period ending October 31, 2022, saw widespread volatility and broad-based equity market declines. The Russia and Ukraine war, which began in February, dramatically increased energy and commodity prices around the world. As a result of commodity price inflation and continued supply chain issues, the Federal Reserve quickly shifted their focus from a transitory inflationary construct to one of persistence, that needed swift and dramatic action.

For the 10/31/22 fiscal year, the Huber Large Cap Value Fund (“Large Cap Value Fund”) outperformed the Bloomberg US 1000 Value Index and the S&P 500® Index. The Huber Select Large Cap Value Fund (“Select Large Cap Value Fund”) outperformed the Bloomberg US 1000 Value Index and the S&P 500® Index. The Huber Mid Cap Value Fund (“Mid Cap Value Fund”) outperformed its benchmark, the Bloomberg US 2500 Value Index. The Huber Small Cap Value Fund (“Small Cap Value Fund”) outperformed its benchmark, the Bloomberg US 2000 Value Index.

Large Cap Value Fund Review

The Investor Class and Institutional Class of the Large Cap Value Fund returned -0.50% and -0.31%, respectively, outperforming the -1.06% total return of the Bloomberg US 1000 Value Index and the -14.61% total return of the S&P 500® Index for the fiscal year ending October 31, 2022. Relative to the Bloomberg US 1000 Value Index, the largest positive contributors to the Fund’s performance were Energy and Industrials, while the largest detractors were Information Technology and Consumer Discretionary.

Within Energy, the portfolio’s ownership of Golar LNG LTD (“GLNG”), an operator of liquefied natural gas (LNG) carrying and transportation vessels and liquefaction vessels, contributed to relative out-performance. Golar LNG LTD benefitted in the period due to record demand for liquefied natural gas amid the Russia/Ukraine conflict.

Within Industrials, the portfolio benefitted from its ownership of KBR (“KBR”), a government services firm that supports military and civilian agencies. Shares of KBR were up after management increased long-term earnings guidance due to the win of a significant government contract for the movement of personal household goods for members of the U.S. military.

Within Information Technology, the portfolio was negatively impacted by its ownership of Microsoft (“MSFT”). Microsoft, a provider of software, cloud computing, and video games, underperformed in the period as a result of a sell-off in global technology stocks over concerns of rising interest rates.

Within Consumer Discretionary, the portfolio was negatively impacted by its ownership of Rent-A-Center (“RCII”). Rent-A-Center, a provider of lease-to-own (LTO) durable goods solutions, underperformed in the period due to a higher than anticipated uptick in customer defaults caused by the expiration of stimulus checks and enhanced unemployment benefits related to COVID-19.

Select Large Cap Value Fund Review

The Investor Class and Institutional Class of the Select Large Cap Value Fund returned -0.26% and 0.07%, respectively, outperforming the -1.06% total return of the Bloomberg US 1000 Value Index and the -14.61% total return of the S&P 500® Index for the fiscal year ending October 31, 2022. Relative to the Bloomberg US 1000 Value Index, the largest positive contributors to the Fund’s performance were Industrials and Health Care, while the largest detractors were Consumer Discretionary and Information Technology.

Within Industrials, the portfolio benefited from its ownership of Northrop Grumman (“NOC”), a leading aerospace and defense company, which supplies aircraft, advanced weapons, and other deterrence systems to the U.S. and its international allies. Northrop performed strongly in the period as the Russian invasion of Ukraine led to a material increase in anticipated future defense spending for the U.S. and its allies.

Within Health Care, the portfolio benefitted from its holdings in drug developer and manufacturer Eli Lilly (“LLY”). Shares of Lilly performed strongly in the period as the company’s new diabetes drug Mounjaro launched to very strong consumer demand. Additionally, the success of competitor drugs for the treatment of Alzheimer’s disease increased investor enthusiasm for Lilly’s own Alzheimer’s drug donanemab.

Within Consumer Discretionary, ownership of Rent-A-Center (“RCII”) detracted from relative performance. Rent-A-Center was discussed in the Large Cap Value Fund Review section.

Within Information Technology, ownership of Microsoft (“MSFT”) detracted from relative performance. Microsoft was discussed in the Large Cap Value Fund Review section.

Mid Cap Value Fund Review

The Investor Class and Institutional Class of the Mid Cap Value Fund returned 1.99% and 2.02%, respectively, outperforming the -7.57% total return of the Bloomberg US 2500 Value Index for the fiscal year ending October 31, 2022. Relative to the Bloomberg US 2500 Value Index, the largest positive contributors to the Fund’s performance were Energy and Financials, while the largest detractors were Information Technology and Consumer Discretionary.

Within Energy, Golar LNG LTD (“GLNG”), contributed favorably to relative performance. Golar LNG LTD was discussed in the Large Cap Value Fund Review section.

Within Financials, the portfolio benefitted from its ownership of First Horizon Corp. (“FHN”), a provider of commercial and retail banking services. Shares of First Horizon Corp. rallied after the announcement of Toronto-Dominion Bank’s acquisition of First Horizon in an all-cash transaction for $13.4 billion.

Within Information Technology, the portfolio’s ownership of Comtech Telecommunications (“CMTL”), a satellite communication equipment provider and Next Gen 911 services, detracted from relative performance. Comtech underperformed in the period due to a reduction of annual guidance as a result of supply chain pressures and a near-term erosion of demand in their government services segment. International defense spending has deprioritized communication equipment as a result of the ongoing war between Russia and Ukraine.

Within Consumer Discretionary, ownership of Rent-A-Center (“RCII”) detracted from relative performance. Rent-A-Center was discussed in the Large Cap Value Fund Review section.

Small Cap Value Fund Review

The Investor Class and Institutional Class of the Small Cap Value Fund returned 2.02% and 2.25%, respectively, outperforming the -8.47% total return of the Bloomberg US 2000 Value Index for the fiscal year ending October 31, 2022. Relative to the Bloomberg US 2000 Value Index, the largest positive contributors to the Fund’s performance were Energy and Financials, while the largest detractors were Information Technology and Communication Services.

Within Energy, Golar LNG LTD (“GLNG”), contributed favorably to relative performance. Golar LNG LTD was discussed in the Large Cap Value Fund Review section.

Within Financials, First Horizon Corp. (“FHN”), contributed favorably to relative performance. First Horizon Corp. was discussed in the Mid Cap Value Fund Review section.

Within Information Technology, the portfolio’s ownership of Comtech Telecommunications (“CMTL”) detracted from relative performance. Comtech Telecommunications was discussed in the Mid Cap Value Fund Review section.

Within Communication Services, the Fund was negatively impacted by an overweight allocation in the sector relative to the benchmark. Communication Services was the worst performing sector in the Bloomberg US 2000 Value Index.

Outlook

Markets were volatile, mostly to the downside over the past 12 months ending October 31, 2022. While the market has pulled back from its December 2021 high, unemployment remains low, creating an apparent disconnect between stock prices and the economy. We emphasize the difficulty in predicting economic recessions and what a post-COVID world might look like and remain steadfast to Huber Capital’s core philosophy of investing in stocks we view as under-appreciated with favorable long-term fundamentals.

The Huber Capital team remains committed to our philosophy and process, populating its Funds with companies we believe embody meaningful upside potential and tangible valuation support. It continues to be our view that a company’s valuation ultimately reverts to reflect its normalized cash generation capabilities and that investing in companies trading at a discount to normalized earnings can produce superior risk-adjusted returns over time.

Consistent with our value philosophy, we strive to generate outperformance through fundamental bottom-up investing, rather than betting on macroeconomic factors. In our view, benchmarks have become price momentum strategies, a trend exacerbated by the shift to passive investing, and index sector weights often fail to reflect factor weights in the broader economy. Furthermore, frequently used classification schema (e.g. GICS) may assign companies to sectors which, we believe, may not accurately reflect a company’s primary exposure. For this reason, although we maintain macroeconomic factor neutrality, we may at certain times appear over- or under-weight relative to the sector weights of the Funds’ corresponding benchmarks.

Currently, relative to the Bloomberg US 1000 Value Index, the Select Large Cap Value Fund is overweight energy, industrials, information technology, health care, and materials, and underweight consumer discretionary, communication services, real estate, utilities, financials, and consumer staples. Relative to the Bloomberg US 2000 Value Index, the Small Cap Value Fund is overweight energy, financials, materials, and communication services, and underweight utilities, information technology, industrials, consumer staples, consumer discretionary, health care, and real estate. Relative to the Bloomberg US 1000 Value Index, the Large Cap Value Fund is overweight energy, industrials, and information technology, and underweight materials, health care, financials, consumer discretionary, communication services, utilities, real estate, and consumer staples. Relative to the Bloomberg US 2500 Value Index, the Mid Cap Value Fund is overweight energy, financials, materials, communication services, and utilities, and underweight consumer staples, industrials, information technology, health care, real estate, and consumer discretionary.

Thank you for your support and for entrusting us with your investment dollars. We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets. Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably. When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales, versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Index is a float market-cap-weighted benchmark of the lower 2000 in capitalization of the Bloomberg US 3000 Index.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Indices in general do not reflect the payment of transaction costs, fees and expenses associated with actual investment in the Funds. The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices. It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Short term performance may reflect conditions that are unsustainable and thus are unlikely to be repeated in the future. High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The Funds are distributed by Quasar Distributors, LLC.

Huber Funds

HUBER SELECT LARGE CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Select
Large Cap Value Fund – Investor Class vs the S&P 500® Index and the
Bloomberg US 1000 Value Index

Average Annual Total Return
				Since	Since
				Inception*	Inception**
	1 Year	5 Year	10 Year	(6/29/07)	(10/25/11)
Huber Select Large Cap Value
Fund – Investor Class	-0.26%	10.09%	10.19%	7.19%	—
Huber Select Large Cap Value
Fund – Institutional Class	0.07%	10.43%	10.58%	—	11.34%
S&P 500® Index	-14.61%	10.44%	12.79%	8.54%	13.18%
Bloomberg US 1000
Value Index	-1.06%	8.33%	11.07%	7.10%	11.73%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Huber Funds

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Select Large Cap Value Fund – Investor Class commenced operations on June 29, 2007.
**	The Select Large Cap Value Fund – Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Small Cap
Value Fund – Investor Class vs the Bloomberg US 2000 Value Index

Average Annual Total Return
				Since	Since
				Inception*	Inception**
	1 Year	5 Year	10 Year	(6/29/07)	(10/25/11)
Huber Small Cap Value
Fund – Investor Class	2.02%	7.00%	6.93%	6.25%	—
Huber Small Cap Value
Fund – Institutional Class	2.25%	7.24%	7.25%	—	9.22%
Bloomberg US 2000
Value Index	-8.47%	6.53%	10.65%	7.49%	11.45%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Small Cap Value Fund – Investor Class commenced operations on June 29, 2007.
**	The Small Cap Value Fund – Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER LARGE CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Large
Cap Value Fund – Investor Class vs the S&P 500® Index and the
Bloomberg US 1000 Value Index

Average Annual Total Return
			Since Inception*
	1 Year	5 Year	(12/31/12)
Huber Large Cap Value Fund –
Investor Class	-0.50%	6.54%	8.68%
Huber Large Cap Value Fund –
Institutional Class	-0.31%	6.73%	8.96%
S&P 500® Index	-14.61%	10.44%	12.85%
Bloomberg US 1000 Value Index	-1.06%	8.33%	11.07%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*  The Fund commenced operations on December 31, 2012.

Huber Funds

HUBER MID CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Mid Cap Value
Fund – Investor Class vs the Bloomberg US 2500 Value Index

Average Annual Total Return
			Since Inception*
	1 Year	5 Year	(12/31/15)
Huber Mid Cap Value Fund –
Investor Class	1.99%	4.91%	6.93%
Huber Mid Cap Value Fund –
Institutional Class	2.02%	5.04%	7.11%
Bloomberg US 2500 Value Index	-7.57%	6.06%	8.82%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*  The Fund commenced operations on December 31, 2015.

Huber Funds

EXPENSE EXAMPLE – October 31, 2022 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (5/1/22 – 10/31/22).

Actual Expenses
For each class of the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  You may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – October 31, 2022 (Unaudited), Continued

Select Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/22	10/31/22	5/1/22 – 10/31/22	Ratio*
Investor Class
Actual	$1,000.00	$1,020.20	$6.77	1.33%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.50	$6.77	1.33%

Institutional Class
Actual	$1,000.00	$1,021.50	$5.04	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.21	$5.04	0.99%

Small Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/22	10/31/22	5/1/22 – 10/31/22	Ratio*
Investor Class
Actual	$1,000.00	$1,046.90	$7.69	1.49%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.69	$7.58	1.49%

Institutional Class
Actual	$1,000.00	$1,047.70	$6.97	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.40	$6.87	1.35%

Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/22	10/31/22	5/1/22 – 10/31/22	Ratio*
Investor Class
Actual	$1,000.00	$1,018.10	$4.83	0.95%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.42	$4.84	0.95%

Institutional Class
Actual	$1,000.00	$1,018.50	$3.82	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

Huber Funds

EXPENSE EXAMPLE – October 31, 2022 (Unaudited), Continued

Mid Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/22	10/31/22	5/1/22 – 10/31/22	Ratio*
Investor Class
Actual	$1,000.00	$1,023.30	$5.35	1.05%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.91	$5.35	1.05%

Institutional Class
Actual	$1,000.00	$1,023.20	$5.10	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.16	$5.09	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2022 (Unaudited)

HUBER SELECT LARGE CAP VALUE FUND

HUBER SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2022 (Unaudited)

HUBER LARGE CAP VALUE FUND

HUBER MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022

Shares	COMMON STOCKS - 93.25%	Value
	Aerospace & Defense - 6.94%
8,593	Northrop Grumman Corp.	$4,717,643

	Automotive - 1.55%
83,227	Goodyear Tire & Rubber Co. (a)	1,056,983

	Banking - 12.41%
23,246	Bank of America Corp.	837,786
33,368	Citigroup, Inc.	1,530,256
800	First Citizens BancShares, Inc. - Class A	657,696
76,526	First Horizon Corp.	1,875,652
18,233	JPMorgan Chase & Co.	2,295,170
56,500	Regions Financial Corp.	1,240,175
		8,436,735
	Biotech & Pharmaceuticals - 14.19%
20,437	Eli Lilly & Co.	7,400,033
17,793	Merck & Co., Inc.	1,800,652
9,530	Pfizer, Inc.	443,622
		9,644,307
	Chemicals - 2.55%
17,352	Innospec, Inc.	1,735,026

	Consumer Services - 2.03%
66,181	Rent-A-Center, Inc.	1,379,874

	Electric Utilities - 1.31%
6,977	Constellation Energy Corp.	659,606
5,933	Exelon Corp.	228,954
		888,560
	Electrical Equipment - 1.19%
10,000	Carrier Global Corp.	397,600
3,357	TE Connectivity Ltd.	410,326
		807,926
	Entertainment Content - 1.79%
160,200	Lions Gate Entertainment
	Corp. - Class B (a)(b)	1,215,918

	Food - 1.15%
55	Conagra Brands, Inc.	2,019
11,458	Tyson Foods, Inc. - Class A	783,154
		785,173

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022, Continued

Shares	COMMON STOCKS - 93.25%, Continued	Value
	Forestry, Paper & Wood Products - 2.81%
142,550	Mercer International, Inc.	$1,913,021

	Gas & Water Utilities - 0.40%
4,000	National Fuel Gas Co.	269,960

	Home Construction - 0.53%
5,560	Lennar Corp. - Class B	362,623

	Insurance - 2.54%
74,421	CNO Financial Group, Inc.	1,641,727
1,269	Voya Financial, Inc.	86,749
		1,728,476
	Oil & Gas Producers - 18.76%
98,200	BP plc - ADR	3,268,096
14,600	Chesapeake Energy Corp.	1,493,142
9,300	Devon Energy Corp.	719,355
149,900	Golar LNG Ltd. (a)	4,170,218
55,800	Shell plc - ADR	3,104,154
		12,754,965
	Retail - Consumer Staples - 0.01%
55	Wal-Mart Stores, Inc.	7,828

	Retail - Discretionary - 2.35%
5,398	Home Depot, Inc.	1,598,510

	Software - 9.54%
27,928	Microsoft Corp.	6,482,927

	Specialty Finance - 0.53%
9,633	Enova International, Inc. (a)	361,141

	Technology Hardware - 0.35%
16,471	Hewlett Packard Enterprise Co.	235,041

	Technology Services - 8.39%
99,777	KBR, Inc.	4,965,901
2,259	Mastercard, Inc. - Class A	741,359
		5,707,260
	Telecommunications - 1.62%
60,300	AT&T, Inc.	1,099,269

	Tobacco & Cannabis - 0.31%
2,259	Philip Morris International, Inc.	207,489
	TOTAL COMMON STOCKS
	(Cost $32,861,349)	63,396,655

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022, Continued

Shares	MONEY MARKET FUNDS - 9.38%	Value
3,187,205	First American Government Obligations
	Fund, Institutional Class, 2.93% (c)	$3,187,205
3,187,205	First American Treasury Obligations
	Fund, Institutional Class, 3.07% (c)	3,187,205
	TOTAL MONEY MARKET FUNDS
	(Cost $6,374,410)	6,374,410
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $39,235,759) - 102.63%	69,771,065
	Liabilities in Excess
	of Other Assets - (2.63)%	(1,787,142)
	NET ASSETS - 100.00%	$67,983,923

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022

Shares	COMMON STOCKS - 96.11%	Value
	Asset Management - 3.07%
10,381	Virtus Investment Partners, Inc.	$1,780,238

	Automotive - 3.52%
43,481	Goodyear Tire & Rubber Co. (a)	552,209
58,511	Miller Industries, Inc.	1,487,935
		2,040,144
	Banking - 23.09%
18,520	C&F Financial Corp.	1,047,491
51,184	Capstar Financial Holdings, Inc.	904,933
177,559	Carter Bankshares, Inc. (a)	3,178,306
12,541	First Bancorp	558,952
2,683	First Citizens BancShares, Inc. - Class A	2,205,748
125,379	First Horizon Corp.	3,073,039
25,948	First United Corp.	492,234
17,580	Northrim BanCorp, Inc.	856,673
11,725	South State Corp.	1,060,292
		13,377,668
	Chemicals - 3.64%
21,117	Innospec, Inc.	2,111,489

	Commercial Support Services - 1.43%
20,100	H&R Block, Inc.	827,115

	Consumer Services - 3.17%
88,184	Rent-A-Center, Inc.	1,838,636

	Electric Utilities - 0.75%
9,704	Portland General Electric Co.	436,098

	Entertainment Content - 2.08%
158,716	Lions Gate Entertainment
	Corp. - Class B (a)(c)	1,204,655

	Forestry, Paper & Wood Products - 3.14%
135,441	Mercer International, Inc.	1,817,618

	Gas & Water Utilities - 1.57%
13,500	National Fuel Gas Co.	911,115

	Health Care Facilities & Services - 1.06%
13,884	Select Medical Holdings Corp.	356,541
5,801	Tenet Healthcare Corp. (a)	257,332
		613,873
	Home Construction - 0.23%
5,000	Taylor Morrison Home Corp. (a)	131,700

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022, Continued

Shares	COMMON STOCKS - 96.11%, Continued	Value
	Insurance - 2.56%
67,244	CNO Financial Group, Inc.	$1,483,403

	Leisure Facilities & Services - 0.91%
47,354	Boston Pizza Royalties Income Fund (b)	526,252

	Leisure Products - 3.56%
113,697	JAKKS Pacific, Inc. (a)	2,062,464

	Media & Entertainment - 0.87%
96,960	System1, Inc. (a)	502,253

	Medical Equipment & Devices - 1.41%
10,220	CONMED Corp.	814,841

	Metals & Mining - 0.97%
43,537	Sprott Physical Uranium Trust (a)(b)	561,808

	Oil & Gas Producers - 15.50%
181,238	Golar LNG Ltd. (a)	5,042,041
17,989	Gulfport Energy Operating Corp. (a)	1,610,195
306,900	W&T Offshore, Inc. (a)	2,329,371
		8,981,607
	Oil & Gas Services & Equipment - 7.15%
435,031	CSI Compressco LP	535,088
18,781	Ranger Energy Services, Inc. (a)	197,201
690,298	TETRA Technologies, Inc. (a)	3,410,072
		4,142,361
	Software - 1.72%
89,358	Adeia, Inc.	999,023

	Specialty Finance - 1.99%
30,702	Enova International, Inc. (a)	1,151,018

	Technology Hardware - 2.60%
74,062	Comtech Telecommunications Corp.	818,385
49,071	Xperi, Inc. (a)	685,522
		1,503,907
	Technology Services - 10.12%
84,897	KBR, Inc.	4,225,324
15,110	Science Applications International Corp.	1,637,017
		5,862,341
	TOTAL COMMON STOCKS
	(Cost $35,427,052)	55,681,627

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022, Continued

Shares	REITs - 2.05%	Value
	REIT: Industrial - 2.05%
16,937	Granite Real Estate Investment Trust	$863,618
21,000	Office Properties Income Trust	321,300
	TOTAL REITs
	(Cost $816,815)	1,184,918

	MONEY MARKET FUNDS - 1.80%
522,376	First American Government Obligations
	Fund, Institutional Class, 2.93% (d)	522,376
522,376	First American Treasury Obligations
	Fund, Institutional Class, 3.07% (d)	522,376
	TOTAL MONEY MARKET FUNDS
	(Cost $1,044,752)	1,044,752
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $37,288,619) - 99.96%	57,911,297
	Other Assets in Excess
	of Liabilities - 0.04%	23,129
	NET ASSETS - 100.00%	$57,934,426

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022

Shares	COMMON STOCKS - 95.37%	Value
	Aerospace & Defense - 3.81%
700	Northrop Grumman Corp.	$384,307

	Automotive - 0.68%
5,400	Goodyear Tire & Rubber Co. (a)	68,580

	Banking - 15.05%
11,000	Bank of America Corp.	396,440
3,900	Citigroup, Inc.	178,854
26,292	First Horizon Corp.	644,417
1,100	JPMorgan Chase & Co.	138,468
7,400	Regions Financial Corp.	162,430
		1,520,609
	Biotech & Pharmaceuticals - 11.06%
400	AbbVie, Inc.	58,560
2,000	Eli Lilly & Co.	724,180
1,100	Merck & Co., Inc.	111,320
4,800	Pfizer, Inc.	223,440
		1,117,500
	Consumer Services - 1.90%
9,200	Rent-A-Center, Inc.	191,820

	Electric Utilities - 2.94%
300	American Electric Power Co., Inc.	26,376
533	Constellation Energy Corp.	50,390
900	Entergy Corp.	96,426
1,600	Exelon Corp.	61,744
800	NextEra Energy, Inc.	62,000
		296,936
	Electrical Equipment - 0.36%
300	TE Connectivity Ltd.	36,669

	Entertainment Content - 1.41%
16,358	Lions Gate Entertainment
	Corp. - Class B (a)(b)	124,157
1,000	ViacomCBS, Inc. - Class B	18,320
		142,477
	Food - 1.31%
500	Lamb Weston Holdings, Inc.	43,110
1,300	Tyson Foods, Inc. - Class A	88,855
		131,965

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022, Continued

Shares	COMMON STOCKS - 95.37%, Continued	Value
	Forestry, Paper & Wood Products - 2.98%
22,433	Mercer International, Inc.	$301,051

	Health Care Facilities & Services - 0.28%
1,100	Select Medical Holdings Corp.	28,248

	Institutional Financial Services - 0.68%
200	Goldman Sachs Group, Inc.	68,902

	Insurance - 1.76%
8,073	CNO Financial Group, Inc.	178,090

	Oil & Gas Producers - 23.76%
15,200	BP plc - ADR	505,856
2,100	Chesapeake Energy Corp.	214,767
3,300	Devon Energy Corp.	255,255
31,803	Golar LNG Ltd. (a)	884,760
9,700	Shell plc - ADR	539,611
		2,400,249
	Retail - Consumer Staples - 2.11%
1,500	Wal-Mart Stores, Inc.	213,495

	Retail - Discretionary - 2.64%
900	Home Depot, Inc.	266,517

	Software - 6.67%
2,600	Microsoft Corp.	603,538
900	Oracle Corp.	70,263
		673,801
	Specialty Finance - 0.93%
2,510	Enova International, Inc. (a)	94,100

	Technology Services - 13.59%
23,530	KBR, Inc.	1,171,088
550	Mastercard, Inc. - Class A	180,499
100	Visa, Inc. - Class A	20,716
		1,372,303
	Telecommunications - 0.90%
5,000	AT&T, Inc.	91,150

	Tobacco & Cannabis - 0.55%
600	Philip Morris International, Inc.	55,110
	TOTAL COMMON STOCKS
	(Cost $5,192,183)	9,633,879

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022, Continued

Shares	MONEY MARKET FUNDS - 4.86%	Value
245,247	First American Government Obligations
	Fund, Institutional Class, 2.93% (c)	$245,247
245,247	First American Treasury Obligations
	Fund, Institutional Class, 3.07% (c)	245,247
	TOTAL MONEY MARKET FUNDS
	(Cost $490,494)	490,494
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,682,677) - 100.23%	10,124,373
	Liabilities in Excess
	of Other Assets - (0.23)%	(22,771)
	NET ASSETS - 100.00%	$10,101,602

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022

Shares	COMMON STOCKS - 94.36%	Value
	Asset Management - 2.11%
1,109	Virtus Investment Partners, Inc.	$190,182

	Automotive - 0.32%
2,300	Goodyear Tire & Rubber Co. (a)	29,210

	Banking - 19.04%
450	First Citizens BancShares, Inc. - Class A	369,954
23,417	First Horizon Corp.	573,951
8,300	Regions Financial Corp.	182,185
2,052	South State Corp.	185,562
9,000	Truist Financial Corp.	403,110
		1,714,762
	Chemicals - 4.32%
3,888	Innospec, Inc.	388,761

	Consumer Services - 1.90%
8,200	Rent-A-Center, Inc.	170,970

	Electric Utilities - 1.88%
400	Entergy Corp.	42,856
1,758	Evergy, Inc.	107,467
427	Portland General Electric Co.	19,189
		169,512
	Entertainment Content - 2.91%
34,500	Lions Gate Entertainment
	Corp. - Class B (a)(c)	261,855

	Food - 1.22%
700	ConAgra Foods, Inc.	25,690
266	Lamb Weston Holdings, Inc.	22,935
900	Tyson Foods, Inc. - Class A	61,515
		110,140
	Forestry, Paper & Wood Products - 3.35%
22,500	Mercer International, Inc.	301,950

	Gas & Water Utilities - 2.92%
3,900	National Fuel Gas Co.	263,211

	Health Care Facilities & Services - 1.37%
2,200	Select Medical Holdings Corp.	56,496
1,500	Tenet Healthcare Corp. (a)	66,540
		123,036

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022, Continued

Shares	COMMON STOCKS - 94.36%, Continued	Value
	Insurance - 5.48%
9,510	CNO Financial Group, Inc.	$209,791
2,700	Prudential Financial, Inc.	284,013
		493,804
	Leisure Products - 2.75%
13,659	JAKKS Pacific, Inc. (a)	247,774

	Media & Entertainment - 0.47%
8,114	System1, Inc. (a)	42,031

	Medical Equipment & Devices - 0.27%
300	CONMED Corp.	23,919

	Metals & Mining - 1.22%
8,550	Sprott Physical Uranium Trust (a)(b)	110,330

	Oil & Gas Producers - 16.80%
1,000	Chesapeake Energy Corp.	102,270
3,400	Devon Energy Corp.	262,990
27,339	Golar LNG Ltd. (a)	760,571
503	New Fortress Energy, Inc.	27,700
47,400	W&T Offshore, Inc. (a)	359,766
		1,513,297
	Oil & Gas Services & Equipment - 7.84%
142,924	TETRA Technologies, Inc. (a)	706,045

	Software - 1.39%
11,200	Adeia, Inc.	125,216

	Specialty Finance - 2.46%
5,904	Enova International, Inc. (a)	221,341

	Technology Hardware - 1.33%
100	F5 Networks, Inc. (a)	14,291
7,580	Xperi, Inc. (a)	105,893
		120,184
	Technology Services - 10.89%
18,185	KBR, Inc.	905,067
700	Science Applications International Corp.	75,838
		980,905
	Telecommunications - 2.12%
10,500	AT&T, Inc.	191,415
	TOTAL COMMON STOCKS
	(Cost $5,852,797)	8,499,850

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2022, Continued

Shares	REIT - 0.62%	Value
	REIT: Industrial - 0.62%
1,100	Granite Real Estate Investment Trust	$56,089
	TOTAL REIT
	(Cost $29,536)	56,089

	MONEY MARKET FUNDS - 6.73%
303,057	First American Government Obligations
	Fund, Institutional Class, 2.93% (d)	303,057
303,057	First American Treasury Obligations
	Fund, Institutional Class, 3.07% (d)	303,057
	TOTAL MONEY MARKET FUNDS
	(Cost $606,114)	606,114
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,488,447) - 101.71%	9,162,053
	Liabilities in Excess
	of Other Assets - (1.71)%	(154,326)
	NET ASSETS - 100.00%	$9,007,727

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2022

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $39,235,759 and
$37,288,619, respectively)	$69,771,065	$57,911,297
Receivables
Fund shares issued	488,446	50,403
Return of capital	—	4,341
Investment securities sold	—	196,648
Dividends and interest	13,117	44,382
Dividend tax reclaim	11,054	9,293
Prepaid expenses	19,019	18,405
Total assets	70,302,701	58,234,769
LIABILITIES
Payables
Investment securities purchased	2,199,849	168,969
Fund shares redeemed	24,618	—
Advisory fees	28,848	39,487
12b-1 distribution fees	8,353	25,430
Administration fees	11,842	12,726
Audit fees	22,500	22,500
Chief Compliance Officer fee	1,875	1,875
Custody fees	1,498	3,278
Fund accounting fees	5,400	5,569
Shareholder servicing fees	3,938	8,408
Transfer agent fees and expenses	7,198	8,874
Trustee fees and expenses	151	151
Accrued expenses	2,708	3,076
Total liabilities	2,318,778	300,343
NET ASSETS	$67,983,923	$57,934,426

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2022, Continued

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$16,648,054	$25,107,309
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	685,242	1,070,642
Net asset value, offering and
redemption price per share (Note 1)^	$24.30	$23.45
Institutional Class
Net assets applicable to shares outstanding	$51,335,869	$32,827,117
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	2,115,269	1,383,528
Net asset value, offering and
redemption price per share (Note 1)^	$24.27	$23.73
COMPONENTS OF NET ASSETS
Paid-in capital	$39,965,782	$50,203,262
Total distributable earnings	28,018,141	7,731,164
Net assets	$67,983,923	$57,934,426

^	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2022

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $5,682,677 and
$6,488,447, respectively)	$10,124,373	$9,162,053
Receivables
Fund shares issued	600	79
Dividends and interest	2,828	5,250
Dividend tax reclaim	742	202
Due from Adviser (Note 4)	11,620	11,190
Prepaid expenses	15,279	14,006
Total assets	10,155,442	9,192,780
LIABILITIES
Payables
Investment securities purchased	—	135,940
12b-1 distribution fees	2,316	374
Administration fees	9,105	9,114
Audit fees	22,500	22,500
Chief Compliance Officer fee	1,875	1,875
Custody fees	1,561	1,573
Fund accounting fees	5,871	5,738
Shareholder servicing fees	2,610	881
Transfer agent fees and expenses	5,612	5,457
Trustee fees and expenses	—	150
Accrued expenses	2,390	1,451
Total liabilities	53,840	185,053
NET ASSETS	$10,101,602	$9,007,727

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2022, Continued

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,522,786	$515,404
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	81,976	34,466
Net asset value, offering and
redemption price per share (Note 1)^	$18.58	$14.95
Institutional Class
Net assets applicable to shares outstanding	$8,578,816	$8,492,323
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	459,190	567,123
Net asset value, offering and
redemption price per share (Note 1)^	$18.68	$14.97
COMPONENTS OF NET ASSETS
Paid-in capital	$6,783,470	$6,942,666
Total distributable earnings	3,318,132	2,065,061
Net assets	$10,101,602	$9,007,727

^	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2022

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $1,726 and $14,096, respectively)	$933,211	$733,011
Interest	16,468	18,870
Total investment income	949,679	751,881
Expenses
Advisory fees (Note 4)	383,214	512,697
Administration fees (Note 4)	72,890	77,180
Transfer agent fees and expenses (Note 4)	43,044	51,445
Fund accounting fees (Note 4)	31,973	32,763
Registration fees	31,038	31,639
Audit fees	22,500	22,500
12b-1 distribution fees - Investor Class (Note 6)	22,410	31,430
Trustee fees and expenses	13,060	13,085
Chief Compliance Officer fee (Note 4)	11,250	11,250
Shareholder servicing fees - Investor Class (Note 5)	8,071	11,805
Miscellaneous expense	7,614	8,248
Custody fees (Note 4)	7,214	13,251
Reports to shareholders	6,692	8,539
Legal fees	5,360	5,968
Insurance expense	2,162	2,309
Total expenses	668,492	834,109
Less: advisory fee waiver (Note 4)	(132,170)	(91,741)
Net expenses	536,322	742,368
Net investment income	413,357	9,513

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(1,873,017)	(1,775,545)
Foreign currency	—	(5,029)
Net change in unrealized appreciation/(depreciation) on:
Investments	1,954,330	2,897,100
Foreign currency	—	(507)
Net realized and unrealized gain on
investments and foreign currency	81,313	1,116,019
Net Increase in Net Assets
Resulting from Operations	$494,670	$1,125,532

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2022

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $688 and $587, respectively)	$213,467	$146,449
Interest	2,324	4,066
Total investment income	215,791	150,515
Expenses
Administration fees (Note 4)	53,501	53,422
Transfer agent fees and expenses (Note 4)	32,600	32,185
Fund accounting fees (Note 4)	32,579	32,217
Registration fees	23,295	23,725
Audit fees	22,499	22,500
Chief Compliance Officer fee (Note 4)	11,251	11,250
Trustee fees and expenses	11,013	13,196
Miscellaneous expense	8,319	8,214
Legal fees	5,659	5,824
Custody fees (Note 4)	5,207	6,580
Reports to shareholders	3,883	3,752
12b-1 distribution fees - Investor Class (Note 6)	3,534	264
Insurance expense	1,920	1,892
Shareholder servicing fees - Investor Class (Note 5)	—	1
Total expenses	215,260	215,022
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(136,091)	(135,635)
Net expenses	79,169	79,387
Net investment income	136,622	71,128

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(546,460)	(464,322)
Foreign currency	—	(1,167)
Net change in unrealized appreciation/(depreciation) on:
Investments	383,772	656,800
Foreign currency	—	(14)
Net realized and unrealized gain/(loss)
on investments and foreign currency	(162,688)	191,297
Net Increase/(Decrease) in Net Assets
Resulting from Operations	$(26,066)	$262,425

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$413,357	$292,002
Net realized gain/(loss) on:
Investments	(1,873,017)	(276,360)
Redemption in-kind	—	16,954,108
Net change in unrealized
appreciation/(depreciation) on investments	1,954,330	485,500
Net increase in net assets
resulting from operations	494,670	17,455,250
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(20,037)	(97,496)
Net dividends and distributions to shareholders –
Institutional Class shares	(236,551)	(436,738)
Total distributions to shareholders	(256,588)	(534,234)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	20,702,454	(16,822,728)
Total increase in net assets	20,940,536	98,288
NET ASSETS
Beginning of year	47,043,387	46,945,099
End of year	$67,983,923	$47,043,387

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2022		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	477,071	$11,539,821	49,258	$951,267
Shares issued on
reinvestments
of distributions	773	18,837	5,049	92,541
Shares redeemed**	(48,371)	(1,139,222)	(107,344)	(2,181,176)
Net increase/(decrease)	429,473	$10,419,436	(53,037)	$(1,137,368)
** Net of redemption
fees of		$545		$897

	Institutional Class
	Year Ended		Year Ended
	October 31, 2022		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	682,749	$16,134,325	940,101	$18,733,605
Shares issued on
reinvestments
of distributions	7,238	175,670	15,059	274,823
Shares redeemed
in connection with
redemption in-kind	—	—	(1,774,003)	(33,188,041)
Shares redeemed**	(246,908)	(6,026,977)	(76,101)	(1,505,747)
Net increase/(decrease)	443,079	$10,283,018	(894,944)	$(15,685,360)
** Net of redemption
fees of		$995		$4,631

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$9,513	$(36,037)
Net realized gain/(loss) on:
Investments	(1,775,545)	1,796,225
Foreign currency	(5,029)	748
Redemption in-kind	—	6,042,385
Net change in unrealized
appreciation/(depreciation) on:
Investments	2,897,100	10,242,121
Foreign currency	(507)	94
Net increase in net assets
resulting from operations	1,125,532	18,045,536
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(234,934)	(81,782)
Net dividends and distributions to shareholders –
Institutional Class shares	(312,340)	(63,838)
Total distributions to shareholders	(547,274)	(145,620)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	5,940,881	389,940
Total increase in net assets	6,519,139	18,289,856
NET ASSETS
Beginning of year	51,415,287	33,125,431
End of year	$57,934,426	$51,415,287

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2022		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	102,542	$2,359,466	122,896	$2,566,064
Shares issued on
reinvestments
of distributions	10,147	229,323	4,609	79,821
Shares redeemed**	(108,717)	(2,408,749)	(138,434)	(2,874,954)
Net increase/(decrease)	3,972	$180,040	(10,929)	$(229,069)
** Net of redemption
fees of		$2,485		$2,733

	Institutional Class
	Year Ended		Year Ended
	October 31, 2022		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	285,298	$6,609,452	644,995	$14,917,320
Shares issued on
reinvestments
of distributions	5,443	124,260	1,303	22,796
Shares redeemed
in connection with
redemption in-kind	—	—	(756,500)	(13,527,498)
Shares redeemed**	(42,671)	(972,871)	(49,861)	(793,609)
Net increase/(decrease)	248,070	$5,760,841	(160,063)	$619,009
** Net of redemption
fees of		$2,777		$2,199

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$136,622	$117,105
Net realized loss on:
Investments	(546,460)	(137,089)
Foreign currency	—	(177)
Net change in unrealized
appreciation/(depreciation) on investments	383,772	2,726,805
Net increase/(decrease) in net assets
resulting from operations	(26,066)	2,706,644
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(18,780)	(18,764)
Net dividends and distributions to shareholders –
Institutional Class shares	(111,808)	(55,823)
Total distributions to shareholders	(130,588)	(74,587)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(196,063)	3,959,959
Total increase/(decrease) in net assets	(352,717)	6,592,016
NET ASSETS
Beginning of year	10,454,319	3,862,303
End of year	$10,101,602	$10,454,319

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2022		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,971	$55,612	11,252	$209,192
Shares issued on
reinvestments
of distributions	1,009	18,780	1,248	18,764
Shares redeemed	(9,155)	(172,934)	(6,867)	(123,820)
Net increase/(decrease)	(5,175)	$(98,542)	5,633	$104,136

	Institutional Class
	Year Ended		Year Ended
	October 31, 2022		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,783	$53,716	261,609	$4,000,000
Shares issued on
reinvestments
of distributions	2,611	48,777	3,699	55,823
Shares redeemed**	(10,263)	(200,014)	(11,507)	(200,000)
Net increase/(decrease)	(4,869)	$(97,521)	253,801	$3,855,823
** Net of redemption
fees of		$1		$—

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$71,128	$33,502
Net realized gain/(loss) on:
Investments	(464,322)	20,220
Foreign currency	(1,167)	(91)
Net change in unrealized
appreciation/(depreciation) on:
Investments	656,800	1,942,533
Foreign currency	(14)	6
Net increase in net assets
resulting from operations	262,425	1,996,170
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(4,836)	(2,080)
Net dividends and distributions to shareholders –
Institutional Class shares	(73,192)	(13,526)
Total distributions to shareholders	(78,028)	(15,606)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,355,659	3,921,182
Total increase in net assets	1,540,056	5,901,746
NET ASSETS
Beginning of year	7,467,671	1,565,925
End of year	$9,007,727	$7,467,671

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2022		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,171	$92,339	8,089	$115,670
Shares issued on
reinvestments
of distributions	334	4,836	180	2,080
Shares redeemed**	(6,460)	(95,306)	(660)	(9,764)
Net increase	45	$1,869	7,609	$107,986
** Net of redemption
fees of		$41		$—

	Institutional Class
	Year Ended		Year Ended
	October 31, 2022		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	101,994	$1,411,189	346,021	$4,000,000
Shares issued on
reinvestments
of distributions	1,348	19,545	1,172	13,526
Shares redeemed**	(5,315)	(76,944)	(15,266)	(200,330)
Net increase	98,027	$1,353,790	331,927	$3,813,196
** Net of redemption
fees of		$622		$—

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$24.44	$16.33	$17.63	$15.94	$15.76

Income from investment operations:
Net investment income^	0.13	0.11	0.10	0.14	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.19)	8.33	(1.26)	1.74	0.15
Total from investment operations	(0.06)	8.44	(1.16)	1.88	0.28

Less distributions:
From net investment income	(0.08)	(0.33)	(0.14)	(0.19)	(0.10)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$24.30	$24.44	$16.33	$17.63	$15.94

Total return	-0.26%	52.32%	-6.68%	12.03%	1.79%

Ratios/supplemental data:
Net assets, end of year (thousands)	$16,648	$6,251	$5,043	$6,258	$6,023
Ratio of expenses to average net assets:
Before advisory fee waiver	1.59%	1.67%	1.66%	1.57%	1.45%
After advisory fee waiver	1.33%	1.26%	1.35%	1.34%	1.25%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.28%	0.09%	0.30%	0.64%	0.59%
After advisory fee waiver	0.54%	0.50%	0.61%	0.87%	0.79%
Portfolio turnover rate	35.89%	48.63%	19.50%	19.52%	20.00%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$24.39	$16.32	$17.62	$15.92	$15.81

Income from investment operations:
Net investment income^	0.21	0.16	0.17	0.20	0.17
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.19)	8.31	(1.28)	1.73	0.16
Total from investment operations	0.02	8.47	(1.11)	1.93	0.33

Less distributions:
From net investment income	(0.14)	(0.40)	(0.19)	(0.23)	(0.22)
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	—

Net asset value, end of year	$24.27	$24.39	$16.32	$17.62	$15.92

Total return	0.07%	52.71%	-6.38%	12.43%	2.07%

Ratios/supplemental data:
Net assets, end of year (thousands)	$51,336	$40,792	$41,902	$43,912	$59,825
Ratio of expenses to average net assets:
Before advisory fee waiver	1.25%	1.40%	1.30%	1.22%	1.19%
After advisory fee waiver	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.61%	0.36%	0.66%	0.99%	0.84%
After advisory fee waiver	0.87%	0.77%	0.97%	1.22%	1.04%
Portfolio turnover rate	35.89%	48.63%	19.50%	19.52%	20.00%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$23.21	$13.86	$18.02	$16.74	$17.12

Income from investment operations:
Net investment income/(loss)^	(0.02)	(0.04)	0.00 +	0.00 +	0.04
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.48	9.47	(4.15)	1.31	(0.30)
Total from investment operations	0.46	9.43	(4.15)	1.31	(0.26)

Less distributions:
From net investment income	(0.22)	(0.08)	(0.01)	(0.03)	(0.12)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$23.45	$23.21	$13.86	$18.02	$16.74

Total return	2.02%	68.19%	-23.03%	7.97%	-1.64%

Ratios/supplemental data:
Net assets, end of year (thousands)	$25,107	$24,753	$14,937	$21,003	$24,478
Ratio of expenses to average net assets:
Before advisory fee waiver	1.71%	1.86%	2.03%	1.77%	1.65%
After advisory fee waiver	1.53%	1.56%	1.65%	1.58%	1.56%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver	(0.27%)	(0.48%)	(0.35%)	(0.16%)	0.11%
After advisory fee waiver	(0.09%)	(0.18%)	0.03%	0.03%	0.20%
Portfolio turnover rate	41.12%	75.60%	71.53%	37.26%	39.04%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$23.48	$14.04	$18.23	$16.95	$17.35

Income from investment operations:
Net investment income^	0.03	0.01	0.05	0.04	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.49	9.56	(4.20)	1.32	(0.30)
Total from investment operations	0.52	9.57	(4.15)	1.36	(0.22)

Less distributions:
From net investment income	(0.27)	(0.13)	(0.04)	(0.08)	(0.18)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$23.73	$23.48	$14.04	$18.23	$16.95

Total return	2.25%	68.47%	-22.80%	8.16%	-1.36%

Ratios/supplemental data:
Net assets, end of year (thousands)	$32,827	$26,662	$18,188	$20,051	$43,959
Ratio of expenses to average net assets:
Before advisory fee waiver	1.53%	1.65%	1.73%	1.54%	1.43%
After advisory fee waiver	1.35%	1.35%	1.35%	1.35%	1.32%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver	(0.07)%	(0.27%)	(0.05%)	0.07%	0.35%
After advisory fee waiver	0.11%	0.03%	0.33%	0.26%	0.46%
Portfolio turnover rate	41.12%	75.60%	71.53%	37.26%	39.04%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$18.89	$13.18	$15.69	$14.58	$14.48

Income from investment operations:
Net investment income^	0.21	0.20	0.20	0.22	0.17
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.31)	5.74	(2.52)	1.08	0.14
Total from investment operations	(0.10)	5.94	(2.32)	1.30	0.31

Less distributions:
From net investment income	(0.21)	(0.23)	(0.19)	(0.19)	(0.21)

Net asset value, end of year	$18.58	$18.89	$13.18	$15.69	$14.58

Total return	-0.50%	45.52%	-15.00%	9.17%	2.15%

Ratios/supplemental data:
Net assets, end of year (thousands)	$1,523	$1,646	$1,074	$1,296	$1,222
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	2.32%	2.74%	4.94%	4.52%	4.27%
After advisory fee waiver
and expense reimbursement	0.97%	0.89%	1.00%	0.85%	0.94%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(0.19%)	(0.66%)	(2.58%)	(2.17%)	(2.21%)
After advisory fee waiver
and expense reimbursement	1.16%	1.19%	1.36%	1.50%	1.12%
Portfolio turnover rate	44.34%	26.45%	36.17%	35.66%	25.80%

^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$18.98	$13.26	$15.75	$14.66	$14.55

Income from investment operations:
Net investment income^	0.26	0.23	0.23	0.23	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.32)	5.76	(2.51)	1.09	0.16
Total from investment operations	(0.06)	5.99	(2.28)	1.32	0.35

Less distributions:
From net investment income	(0.24)	(0.27)	(0.21)	(0.23)	(0.24)
Redemption fees retained	0.00 ^+	—	—	—	—

Net asset value, end of year	$18.68	$18.98	$13.26	$15.75	$14.66

Total return	-0.31%	45.66%	-14.73%	9.25%	2.37%

Ratios/supplemental data:
Net assets, end of year (thousands)	$8,579	$8,808	$2,788	$3,805	$3,482
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	2.10%	2.60%	4.69%	4.42%	4.09%
After advisory fee waiver
and expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	0.04%	(0.52%)	(2.33%)	(2.07%)	(2.06%)
After advisory fee waiver
and expense reimbursement	1.39%	1.33%	1.61%	1.60%	1.28%
Portfolio turnover rate	44.34%	26.45%	36.17%	35.66%	25.80%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$14.80	$9.53	$12.32	$12.29	$12.16

Income from investment operations:
Net investment income^	0.13	0.05	0.04	0.05	0.04
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.16	5.30	(2.83)	0.10	0.17
Total from investment operations	0.29	5.35	(2.79)	0.15	0.21

Less distributions:
From net investment income	(0.14)	(0.08)	(0.00)+	(0.12)	(0.08)
Redemption fees retained	0.00 ^+	—	—	—	—

Net asset value, end of year	$14.95	$14.80	$9.53	$12.32	$12.29

Total return	1.99%	56.34%	-22.65%	1.32%	1.70%

Ratios/supplemental data:
Net assets, end of year (thousands)	$516	$510	$256	$331	$478
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	2.76%	3.71%	13.99%	12.16%	11.13%
After advisory fee waiver
and expense reimbursement	1.05%	1.14%	1.30%	1.08%	1.19%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(0.86%)	(2.18%)	(12.29%)	(10.62%)	(9.65%)
After advisory fee waiver
and expense reimbursement	0.85%	0.39%	0.40%	0.46%	0.29%
Portfolio turnover rate	73.00%	59.38%	118.94%	90.36%	42.91%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$14.83	$9.55	$12.33	$12.33	$12.20

Income from investment operations:
Net investment income^	0.13	0.08	0.07	0.06	0.06
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.17	5.30	(2.85)	0.09	0.18
Total from investment operations	0.30	5.38	(2.78)	0.15	0.24

Less distributions:
From net investment income	(0.16)	(0.10)	(0.00)+	(0.15)	(0.11)
Redemption fees retained	0.00 ^+	—	—	—	—

Net asset value, end of year	$14.97	$14.83	$9.55	$12.33	$12.33

Total return	2.02%	56.61%	-22.55%	1.35%	1.95%

Ratios/supplemental data:
Net assets, end of year (thousands)	$8,492	$6,958	$1,310	$1,549	$1,416
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	2.71%	3.57%	13.69%	12.08%	11.19%
After advisory fee waiver
and expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(0.81%)	(2.05%)	(11.99%)	(10.54%)	(9.75%)
After advisory fee waiver
and expense reimbursement	0.90%	0.52%	0.70%	0.54%	0.44%
Portfolio turnover rate	73.00%	59.38%	118.94%	90.36%	42.91%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2022

NOTE 1 – ORGANIZATION

The Huber Select Large Cap Value Fund, the Huber Small Cap Value Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”), and the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

For the year ended October 31, 2022, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Distributable	Paid-in
	Earnings	Capital
Huber Select Large Cap Value Fund	$—	$—
Huber Small Cap Value Fund	98,049	(98,049)
Huber Large Cap Value Fund	—	—
Huber Mid Cap Value Fund	1,303	(1,303)

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Accounting Pronouncements: In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds are in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

J.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

Prior to the effectiveness of Rule 2a-5 on September 8, 2022, the Board of Trustees had delegated day-to-day valuation issues to a Valuation Committee of the Trust which was comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available or the closing price did not represent fair value by following procedures approved by the Board of Trustees.  These procedures considered many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board of Trustees.  The Valuation Committee served until September 7, 2022.  Effective September 8, 2022, the Board of Trustees approved Huber Capital Management, LLC (the “Adviser”) as the Funds’ valuation designee under Rule 2a-5.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2022:

Select Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$2,315,187	$—	$—	$2,315,187
Consumer Discretionary	4,397,990	—	—	4,397,990
Consumer Staples	1,000,490	—	—	1,000,490
Energy	12,754,965	—	—	12,754,965
Financials	10,526,353	—	—	10,526,353
Health Care	9,644,306	—	—	9,644,306
Industrials	10,081,144	—	—	10,081,144
Materials	3,648,047	—	—	3,648,047
Technology	7,869,653	—	—	7,869,653
Utilities	1,158,520	—	—	1,158,520
Total Common Stocks	63,396,655	—	—	63,396,655
Money Market Funds	6,374,410	—	—	6,374,410
Total Investments
in Securities	$69,771,065	$—	$—	$69,771,065

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

Huber Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$1,706,907	$—	$—	$1,706,907
Consumer Discretionary	5,938,376	—	—	5,938,376
Energy	13,123,968	—	—	13,123,968
Financials	17,792,327	—	—	17,792,327
Health Care	1,428,714	—	—	1,428,714
Industrials	7,350,276	—	—	7,350,276
Materials	4,490,916	—	—	4,490,916
Technology	2,502,930	—	—	2,502,930
Utilities	1,347,213	—	—	1,347,213
Total Common Stocks	55,681,627	—	—	55,681,627
REITs	1,184,918	—	—	1,184,918
Money Market Funds	1,044,752	—	—	1,044,752
Total Investments
in Securities	$57,911,297	$—	$—	$57,911,297

Huber Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$233,627	$—	$—	$233,627
Consumer Discretionary	526,917	—	—	526,917
Consumer Staples	400,570	—	—	400,570
Energy	2,400,249	—	—	2,400,249
Financials	1,861,701	—	—	1,861,701
Health Care	1,145,748	—	—	1,145,748
Industrials	1,555,395	—	—	1,555,395
Materials	301,051	—	—	301,051
Technology	911,685	—	—	911,685
Utilities	296,936	—	—	296,936
Total Common Stocks	9,633,879	—	—	9,633,879
Money Market Funds	490,494	—	—	490,494
Total Investments
in Securities	$10,124,373	$—	$—	$10,124,373

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

Huber Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$495,300	$—	$—	$495,300
Consumer Discretionary	447,954	—	—	447,954
Consumer Staples	110,140	—	—	110,140
Energy	2,219,342	—	—	2,219,342
Financials	2,620,089	—	—	2,620,089
Health Care	146,955	—	—	146,955
Industrials	980,905	—	—	980,905
Materials	801,042	—	—	801,042
Technology	245,400	—	—	245,400
Utilities	432,723	—	—	432,723
Total Common Stocks	8,499,850	—	—	8,499,850
REIT	56,089	—	—	56,089
Money Market Funds	606,114	—	—	606,114
Total Investments
in Securities	$9,162,053	$—	$—	$9,162,053

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

of $20 billion.  The Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.75% through February 28, 2023. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99% through February 28, 2023. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  The Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.00% through February 28, 2023.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.00% through February 28, 2023.  For the year ended October 31, 2022, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.35%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%
Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the year ended October 31, 2022, the Adviser reduced its fees and absorbed Fund expenses in the amount of $132,170 for the Select Large Cap Value Fund, $91,741 for the Small Cap Value Fund, $136,091 for the Large Cap Value Fund, and $135,635 for the Mid Cap Value Fund.

No amounts were recouped by the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	Select
	Large Cap	Small Cap	Large Cap	Mid Cap
Date	Value Fund	Value Fund	Value Fund	Value Fund
10/31/2023	$150,039	$132,640	$181,127	$201,442
10/31/2024	163,721	120,526	165,712	167,037
10/31/2025	132,170	91,741	136,091	135,635
	$445,930	$344,907	$482,930	$504,114

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as Custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2022 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2022, the shareholder servicing fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.  The Mid Cap Value Fund Institutional Class did not accrue shareholder servicing fees during the fiscal year ended October 31, 2022.

NOTE 6 – 12B- 1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2022, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2022, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Select Large	Small Cap	Large Cap	Mid Cap
	Cap Value Fund	Value Fund	Value Fund	Value Fund
Purchases	$34,668,642	$27,012,668	$4,377,057	$6,716,612
Sales	18,234,216	19,896,714	4,949,634	5,521,974

During the year ended October 31, 2022, there were no purchases or sales of U.S. Government securities in any of the Funds.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2022 and October 31, 2021 was as follows:

	Select Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
Ordinary income	$256,588	$534,234

	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
Ordinary income	$547,274	$145,620

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

	Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
Ordinary income	$130,588	$74,587

	Mid Cap Value Fund
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
Ordinary income	$78,028	$15,606

As of October 31, 2022, components of accumulated earnings/(losses) on a tax basis were as follows:

	Select
	Large Cap	Small Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$39,273,456	$37,604,407
Gross tax unrealized appreciation	31,437,773	23,858,273
Gross tax unrealized depreciation	(940,164)	(3,551,383)
Net tax unrealized appreciation	30,497,609	20,306,890
Net unrealized depreciation
on foreign currency	—	(784)
Undistributed ordinary income	327,666	—
Undistributed long-term capital gain	—	—
Total distributable earnings	327,666	—
Other accumulated losses	(2,807,134)	(12,574,942)
Total accumulated earnings/(losses)	$28,018,141	$7,731,164

	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$5,725,376	$6,559,120
Gross tax unrealized appreciation	4,576,639	2,954,311
Gross tax unrealized depreciation	(177,642)	(351,378)
Net tax unrealized appreciation	4,398,997	2,602,933
Net unrealized depreciation
on foreign currency	—	(6)
Undistributed ordinary income	112,524	141,030
Undistributed long-term capital gain	—	—
Total distributable earnings	112,524	141,030
Other accumulated losses	(1,193,389)	(678,896)
Total accumulated earnings/(losses)	$3,318,132	$2,065,061

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales, PFICs and partnerships.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

At October 31, 2022, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Select Large Cap Value Fund	$2,807,134	$—
Small Cap Value Fund	9,144,485	3,144,580
Large Cap Value Fund	869,550	323,839
Mid Cap Value Fund	465,708	213,188

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 9 – CONTROL OWNERSHIP

A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of October 31, 2022, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Select Large Cap Value Fund	Investor Class	Institutional Class
Pershing LLC	47.78%	—
RBC Capital Markets LLC	—	43.62%

Small Cap Value Fund	Investor Class	Institutional Class
National Financial Services LLC	—	51.54%
Shadowlawn Investments LP	48.44%	—

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	57.30%
Morgan Stanley Smith Barney LLC	75.11%	27.53%

Mid Cap Value Fund	Investor Class	Institutional Class
Hilton Family Trust	68.11%	—
Huber Capital Investments LLC	—	29.32%
Lizanne Falsetto Living Trust	—	61.34%

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

NOTE 10 – OTHER TAX INFORMATION

The Funds declared an income distribution to be paid on December 14, 2022, to shareholders of record on December 13, 2022, as follows:

Distribution rate
per share
Select Large Cap Value Fund
Investor Class	$0.15513916
Institutional Class	$0.20736101

Small Cap Value Fund
Investor Class	None
Institutional Class	None

Large Cap Value Fund
Investor Class	$0.25418050
Institutional Class	$0.29655274

Mid Cap Value Fund
Investor Class	$0.27119261
Institutional Class	$0.27864218

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When an asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – A style of investing which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a Fund’s portfolio.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets.  The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally.  In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2022, Continued

the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

NOTE 12 –TRUSTEES AND OFFICERS

Mr. Joe Redwine became the Audit Chairman of the Board effective January 1, 2022. Ms. Michele Rackey was approved by the Board as an Independent Trustee effective January 1, 2023.  Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Mr. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and Shareholders of
Huber Select Large Cap Value Fund, Huber Small Cap Value Fund,
Huber Large Cap Value Fund and Huber Mid Cap Value Fund

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Huber Select Large Cap Value Fund, Huber Small Cap Value Fund, Huber Large Cap Value Fund, and Huber Mid Cap Value Fund) (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2022

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2022 (Unaudited)

For the year ended October 31, 2022, the Select Large Cap Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund designated $256,588, $547,274, $130,588 and $78,028, respectively, as ordinary income for purposes of the dividends paid deduction.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017. For the year ended October 31, 2022, the percentage of dividends declared from ordinary income designated as qualified dividend income in the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund was 100.00%, 93.31%, 100.00% and 100.00%, respectively.

For corporate shareholders in the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2022 was 100.00%, 88.50%, 100.00% and 100.00%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund, and the Mid Cap Value Fund was 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2021 through June 30, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)
David G. Mertens	Trustee	Indefinite	Partner and	4	Trustee,
(age 62)		term;	Head of		Advisors Series
615 E. Michigan Street		since	Business		Trust (for series
Milwaukee, WI 53202		March	Development		not affiliated
		2017.	Ballast Equity		with the Funds).
Management,
LLC (a privately-
held investment
advisory firm)
(February 2019
to present);
Managing Director
and Vice President,
Jensen Investment
Management,
Inc. (a privately-
held investment
advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite	Retired; formerly	4	Trustee,
(age 75)		term;	Manager,		Advisors Series
615 E. Michigan Street		since	President, CEO,		Trust (for series
Milwaukee, WI 53202		September	U.S. Bancorp		not affiliated
		2008.	Fund Services,		with the Funds).
LLC and its
predecessors
(May 1991 to
July 2017).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)
Raymond B. Woolson	Chairman	Indefinite	President,	4	Trustee,
(age 63)	of the	term;	Apogee Group,		Advisors Series
615 E. Michigan Street	Board	since	Inc. (financial		Trust (for series
Milwaukee, WI 53202		January	consulting firm)		not affiliated
		2020.	(1998 to present).		with the Funds);
Independent
	Trustee	Indefinite			Trustee,
		term;			DoubleLine
		since			Funds Trust
		January			(an open-end
		2016.			investment
company with
20 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective Credit
Fund and
DoubleLine
Income
Solutions Fund,
from 2010
to present.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Officers

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Jeffrey T. Rauman	President,	Indefinite	Senior Vice President, Compliance and
(age 53)	Chief	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Executive	since	Services (February 1996 to present).
Milwaukee, WI 53202	Officer and	December
	Principal	2018.
Executive
Officer

Cheryl L. King	Vice	Indefinite	Vice President, Compliance and
(age 61)	President,	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Treasurer	since	Services (October 1998 to present).
Milwaukee, WI 53202	and Principal	December
	Financial	2007.
Officer

Kevin J. Hayden	Assistant	Indefinite	Vice President, Compliance and
(age 51)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (June 2005 to present).
Milwaukee, WI 53202		September
2013.

Richard R. Conner	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 40)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (July 2010 to present).
Milwaukee, WI 53202		December
2018.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund
(age 65)	President,	term;	Services and Vice President, U.S. Bank N.A.
615 E. Michigan Street	Chief	since	(February 2008 to present).
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Elaine E. Richards	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund
(age 54)	President	term;	Services (July 2007 to present).
2020 East Financial Way,	and	since
Suite 100	Secretary	September
Glendora, CA 91741		2019.

Ryan Charles	Assistant	Indefinite	Assistant Vice President, U.S. Bank Global
(age 44)	Secretary	term;	Fund Services (May 2021 to present); Chief
2020 East Financial Way,		since	Legal Officer and Secretary Davis Selected
Suite 100		January	Advisers, L.P. (2004 to 2021).
Glendora, CA 91741		2022.

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2022, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726.

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
1700 East Walnut Avenue, Suite 460
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM). Statements and other information herein are dated and are subject to change.

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Joe D. Redwine is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2022	FYE 10/31/2021
(a) Audit Fees	$75,600	$75,600
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$14,400	$14,400
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   1/9/2023

By (Signature and Title)*     /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date   1/9/2023

* Print the name and title of each signing officer under his or her signature.